UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-22668

ETF Series Solutions
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
 (Address of principal executive offices) (Zip code)

Kristina R. Nelson
ETF Series Solutions
615 East Michigan Street
Milwaukee, WI  53202
(Name and address of agent for service)

(414) 765-6076
Registrant's telephone number, including area code

Date of fiscal year end: October 31

Date of reporting period: April 30, 2019

Item 1. Reports to Stockholders.

Semi-Annual Report
April 30, 2019

AAM S&P 500
High Dividend Value ETF
Ticker: SPDV

AAM S&P Emerging Markets
High Dividend Value ETF
Ticker: EEMD

AAM S&P Developed Markets
High Dividend Value ETF
Ticker: DMDV

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of the Funds’ shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the Funds’ reports from your financial intermediary, such as a brokerdealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. Please contact your financial intermediary to elect to receive shareholder reports and other Fund communications electronically.

You may elect to receive all future reports in paper free of charge. Please contact your financial intermediary to inform them that you wish to continue receiving paper copies of shareholder reports and for details about whether your election to receive reports in paper will apply to all funds held with your financial intermediary.

AAM ETFs

AAM ETFs

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE
(Unaudited)

The AAM S&P 500 High Dividend Value ETF

The AAM S&P 500 High Dividend Value ETF (“SPDV” or the “Fund”) seeks to track the total return performance, before fees and expenses, of its underlying index, the S&P 500 Dividend and Free Cash Flow Yield Index (the “Index’). Through the Index, SPDV is passively managed using a rules-based, equal-weighted strategy that is designed to provide exposure to constituents of the S&P 500® Index that exhibit both high dividend yield and sustainable dividend distribution characteristics, while maintaining a diversified sector exposure.

SPDV generated a total return of 4.39% (NAV) and 4.27% (market price), while the underlying index for SPDV generated a total return of 4.57% between November 1, 2018, and April 30, 2019 (“current fiscal period”). Over the same current fiscal period, the benchmark index, the S&P 500® index, achieved a total return of 9.76%.

Top performing sectors contributing to SPDV’s return during the current fiscal period were information technology, utilities and industrials. Worst performing sectors were communication services, consumer discretionary and energy.

Individual leaders contributing to SPDV’s return over the same current fiscal period were Cummins Inc (43 bps) and Principal Financial Group (42 bps) and AES Corp (41 bps). Individual performance laggards Centurylink (-96 bps), Macy’s (-56 bps) and Hollyfrontier (-33 bps).

The AAM S&P Emerging Markets High Dividend Value ETF

The AAM S&P Emerging Markets High Dividend Value ETF (“EEMD” or the “Fund”) seeks to track the total return performance, before fees and expenses, of its underlying index, the S&P Emerging Markets Dividend and Free Cash Flow Yield Index (the “Index”). Through the Index, EEMD is passively managed using a rules-based, equal-weighted strategy that is designed to provide exposure to constituents of the S&P Emerging Plus LargeMidCap® Index that exhibit both high dividend yield and sustainable dividend distribution characteristics, while maintaining a diversified sector exposure.

EEMD generated a total return of 4.96% (NAV) and 5.16% (market price) between November 1, 2018, and April 30, 2019 (“current fiscal period”). This compares to the 5.36% of the Index, and a 13.73% total return for the benchmark index, the S&P Emerging Plus LargeMidCap® Index, for the same current fiscal period.

Top performing sectors contributing to EEMD’s return over the current fiscal period were utilities, real estate and financials. Worst performing sectors included consumer discretionary, materials and communication services.

Individual leaders contributing to EEMD’s return were Cia Saneamento Basico (131 bps), Longfor Group (89 bps) and Cia Energetica Minas (79 bps). The individual performance laggards over the current fiscal period were Matahari Department Store (-84 bps), Cielo (-84 bps) and Petkim Petrokimya (-63 bps).

AAM ETFs

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE
(Unaudited) (Continued)

The AAM S&P Developed Markets High Dividend Value ETF

The AAM S&P Developed Markets High Dividend Value ETF (“DMDV” or the “Fund”) seeks to track the total return performance, before fees and expenses, of its underlying index, the S&P Developed Markets ex-US Dividend and Free Cash Flow Yield Index (the “Index’). Through the Index, DMDV is passively managed using a rules-based, equal-weighted strategy that is designed to provide exposure to constituents of the S&P Developed BMI Ex-US & Korea LargeMidCap® Index that exhibit both high dividend yield and sustainable dividend distribution characteristics, while maintaining a diversified sector exposure.

DMDV generated a total return of 4.52% (NAV) and 5.18% (market price) between November 27, 2018 and April 30, 2019 (the “current fiscal period” since DMDV’s inception). This compares to the 4.75% of the Index, and an 8.33% total return for the benchmark index, the S&P Developed BMI Ex-US & Korea LargeMidCap® Index, for the same current fiscal period.

Top performing sectors contributing to DMDV’s return over the current fiscal period were materials, consumer discretionary and real estate. Worst performing sectors included consumer staples, utilities and industrials.

Individual leaders contributing to DMDV’s return were Fortescue Metals Group (87 bps), Rio Tinto (63 bps) and Harvey Norman (58 bps). The individual performance laggards over the current fiscal period were Peyto Exploration & Development (-59 bps), Sainsbury (-57 bps) and Lawson Inc (-53 bps).

Must be preceded or accompanied by a prospectus.

The AAM S&P 500 High Dividend Value ETF, AAM S&P Emerging Markets High Dividend Value ETF and AAM S&P Developed Markets High Dividend Value ETF are distributed by Quasar Distributors, LLC.

Investing involves risk, including the possible loss of principal. Shares of any ETF are bought and sold at market price (not NAV) and may trade at a discount or premium to NAV. Shares are not individually redeemable from the Funds and may be only be acquired or redeemed from the Funds in creation units. Brokerage commissions will reduce returns. Companies with high yield or payout ratio may underperform other securities in certain market conditions and reduce or discontinue paying dividends entirely while included in the index. The Funds return may not match or achieve a high degree of correlation with the return of the underlying Index. To the extent the Funds utilize a sampling approach, they may experience tracking error to a greater extent than if the Funds had sought to replicate the Index. Investments in foreign securities involve political, economic and currency risks, greater volatility and differences in accounting methods. These risks are greater for emerging markets investments. Investments in mid-cap companies may involve less liquidity and greater volatility than larger companies. Diversification does not assure a profit or protect against a loss in a declining market.

S&P 500 Dividend and Free Cash Flow Yield index is a rules-based, equal-weighted index that is designed to provide exposure to the constituents of the S&P 500® Index that exhibit both high dividend yield and sustainable dividend distribution characteristics, while maintaining diversified sector exposure.

S&P 500® Index is a widely recognized capitalization-weighted index of 500 common stock prices in U.S. companies.

AAM ETFs

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE
(Unaudited) (Continued)

S&P Emerging Markets Dividend and Free Cash Flow Yield Index is rules-based, equal-weighted index that is designed to provide exposure to the constituents of the S&P Emerging Plus LargeMidCap Index that exhibit both high dividend yield and sustainable dividend distribution characteristics, while maintaining diversified sector exposure.

S&P Emerging Plus LargeMidCap® Index is designed to measure the performance of large- and mid-capitalization securities in emerging markets.

S&P Developed Ex-U.S. Dividend and Free Cash Flow Index is a rules-based, equal-weighted index that is designed to provide exposure to the constituents of the S&P Developed BMI Ex-U.S. & Korea LargeMidcap Index that exhibit both high dividend yield and sustainable dividend distribution characteristics, while maintaining diversified sector exposure.

S&P Developed BMI Ex-U.S. & Korea LargeMidcap Index is a comprehensive benchmark including stocks from developed markets excluding the United States and Korea.

Basis Point (bps) refers to a unit of measurement for interest rates and other percentages. One basis point is equal to 1/100th of 1%, or 0.01%.

It is not possible to invest directly in an index.

For a complete list of Fund holdings please see the schedule of investments on page 6 of the report. Fund holdings and sector allocations are subject to change and should not be considered a recommendation to buy or sell any security.

AAM ETFs

PORTFOLIO ALLOCATIONS
As of April 30, 2019 (Unaudited)

AAM S&P 500 High Dividend Value ETF
Percentage of
Sector	Net Assets
Information Technology	10.2%
Industrials	9.8
Consumer Staples	9.7
Financials	9.2
Energy	9.1
Consumer Discretionary	9.0
Utilities	9.0
Real Estate	8.8
Materials	8.6
Communication Services	8.2
Health Care	8.1
Short-Term Investments	0.2
Other Assets in Excess of Liabilities	0.1
Total	100.0%

AAM S&P Emerging Markets High Dividend Value ETF
Percentage of
Sector	Net Assets
Consumer Staples	10.5%
Information Technology	9.9
Real Estate	9.8
Financials	9.5
Materials	9.1
Industrials	9.0
Energy	8.9
Consumer Discretionary	8.5
Communication Services	8.1
Utilities	7.6
Health Care	6.8
Short-Term Investments	2.2
Other Assets in Excess of Liabilities	0.1
Total	100.0%

The Global Industry Classification Standard (GICS®) was developed by and/or is exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund’s Administrator, U.S. Bank Global Fund Services, LLC.

AAM ETFs

PORTFOLIO ALLOCATIONS
As of April 30, 2019 (Unaudited) (Continued)

AAM S&P Developed Markets High Dividend Value ETF
Percentage of
Sector	Net Assets
Materials	11.2%
Utilities	10.2
Information Technology	9.5
Financials	9.4
Real Estate	9.3
Communication Services	9.1
Consumer Discretionary	9.1
Industrials	8.4
Consumer Staples	8.0
Energy	7.4
Health Care	7.4
Other Assets in Excess of Liabilities	0.6
Short-Term Investments	0.4
Total	100.0%

The Global Industry Classification Standard (GICS®) was developed by and/or is exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund’s Administrator, U.S. Bank Global Fund Services, LLC.

AAM S&P 500 High Dividend Value ETF

SCHEDULE OF INVESTMENTS
April 30, 2019 (Unaudited)

Shares	Security Description	Value
	COMMON STOCKS – 99.7%

	Communication Services – 8.2%
19,091	AT&T, Inc.	$591,057
39,713	CenturyLink, Inc.	453,522
7,618	Omnicom Group, Inc.	609,669
10,238	Verizon Communications, Inc.	585,511
20,047	Viacom, Inc. – Class B	579,559
		2,819,318
	Consumer Discretionary – 9.0%
67,926	Ford Motor Company	709,826
22,732	H&R Block, Inc.	618,538
16,004	Harley-Davidson, Inc.	595,829
8,549	Kohl’s Corporation	607,834
23,833	Macy’s, Inc.	561,029
		3,093,056
	Consumer Staples – 9.7%
16,823	Campbell Soup Company	650,882
13,425	General Mills, Inc.	690,985
5,742	J.M. Smucker Company	704,141
9,215	Molson Coors Brewing Company – Class B	591,511
8,236	Philip Morris International, Inc.	712,908
		3,350,427
	Energy – 9.1%
5,148	Chevron Corporation	618,069
8,183	Exxon Mobil Corporation	656,931
9,258	Marathon Petroleum Corporation	563,534
6,397	Phillips 66	603,045
7,466	Valero Energy Corporation	676,868
		3,118,447
	Financials – 9.2%
43,434	Huntington Bancshares, Inc.	604,601
12,976	MetLife, Inc.	598,583
35,621	People’s United Financial, Inc.	615,887
11,895	Principal Financial Group, Inc.	679,918
6,394	Prudential Financial, Inc.	675,910
		3,174,899

The accompanying notes are an integral part of these financial statements.

AAM S&P 500 High Dividend Value ETF

SCHEDULE OF INVESTMENTS
April 30, 2019 (Unaudited) (Continued)

Shares	Security Description	Value
	COMMON STOCKS – 99.7% (Continued)

	Health Care – 8.1%
6,805	AbbVie, Inc.	$540,249
2,909	Amgen, Inc.	521,642
12,044	Cardinal Health, Inc.	586,663
8,610	Gilead Sciences, Inc.	559,994
14,265	Pfizer, Inc.	579,302
		2,787,850
	Industrials – 9.8%
4,061	Cummins, Inc.	675,304
12,297	Delta Air Lines, Inc.	716,792
8,327	Eaton Corporation plc	689,642
18,261	Johnson Controls International plc	684,788
23,110	Nielsen Holdings plc	589,998
		3,356,524
	Information Technology – 10.2%
4,411	International Business Machines Corporation	618,731
14,256	Seagate Technology plc	688,850
14,674	Western Digital Corporation	750,135
32,132	Western Union Company	624,646
24,625	Xerox Corporation	821,490
		3,503,852
	Materials – 8.6%
12,624	International Paper Company	590,930
7,022	LyondellBasell Industries NV – Class A	619,551
10,272	Nucor Corporation	586,223
6,389	Packaging Corporation of America	633,533
13,964	WestRock Company	535,938
		2,966,175
	Real Estate – 8.8%
19,591	HCP, Inc.	583,420
34,004	Host Hotels & Resorts, Inc.	654,237
35,621	Kimco Realty Corporation	619,449
3,333	Simon Property Group, Inc.	578,942
9,431	Ventas, Inc.	576,329
		3,012,377

The accompanying notes are an integral part of these financial statements.

AAM S&P 500 High Dividend Value ETF

SCHEDULE OF INVESTMENTS
April 30, 2019 (Unaudited) (Continued)

Shares	Security Description	Value
	COMMON STOCKS – 99.7% (Continued)

	Utilities – 9.0%
36,730	AES Corporation	$628,818
19,397	CenterPoint Energy, Inc.	601,307
8,451	Dominion Energy, Inc.	658,079
10,225	Evergy, Inc.	591,210
12,439	Exelon Corporation	633,768
		3,113,182
	TOTAL COMMON STOCKS (Cost $33,633,183)	34,296,107

	SHORT-TERM INVESTMENTS – 0.2%
77,066	Invesco Government & Agency Portfolio,
	Institutional Class – 2.34%*	77,066
	TOTAL SHORT-TERM INVESTMENTS (Cost $77,066)	77,066
	TOTAL INVESTMENTS – 99.9% (Cost $33,710,249)	34,373,173
	Other Assets in Excess of Liabilities – 0.1%	47,791
	NET ASSETS – 100.0%	$34,420,963

Percentages are stated as a percent of net assets.

*	Rate shown is the annualized seven-day yield as of April 30, 2019.

The Global Industry Classification Standard (GICS®) was developed by and/or is exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund’s Administrator, U.S. Bank Global Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

AAM S&P Emerging Markets High Dividend Value ETF

SCHEDULE OF INVESTMENTS
April 30, 2019 (Unaudited)

Shares	Security Description	Value
	COMMON STOCKS – 95.9%

	Brazil – 6.4%
17,476	CCR SA	$52,291
5,643	Cia de Saneamento Basico do Estado de Sao Paulo	67,168
23,100	Cielo SA	45,144
7,254	Hypermarcas SA	51,858
		216,461
	China – 25.8%♦
88,000	Angang Steel Company, Ltd. – H Shares	59,112
101,000	BAIC Motor Corporation, Ltd. – H Shares	70,806
236,000	China Cinda Asset Management
	Company, Ltd. – H Shares	62,870
320,000	China Huarong Asset Management
	Company, Ltd. – H Shares	68,524
100,000	China CITIC Bank Corporation, Ltd. – H Shares	64,114
78,000	China Petroleum & Chemical Corporation – H Shares	59,951
25,500	China Shenhua Energy
	Company, Ltd. – H Shares	56,360
242,000	Datang International Power Generation
	Company, Ltd. – H Shares	62,618
62,000	Dongfeng Motor Group Company, Ltd. – H Shares	60,140
21,500	Longfor Group Holdings, Ltd.	79,199
23,500	Shimao Property Holdings, Ltd.	71,589
50,000	Weichai Power Company, Ltd. – H Shares	81,704
70,000	Yanzhou Coal Mining Company, Ltd. – H Shares	74,592
		871,579
	Indonesia – 4.4%
200,700	Bukit Asam Tbk PT (a)	55,774
39,500	Indo Tambangraya Megah Tbk PT	53,290
133,400	Matahari Department Store Tbk PT	38,101
		147,165
	Malaysia – 1.8%
173,700	Astro Malaysia Holdings, Bhd.	60,918

	Qatar – 1.6%
3,000	Ooredoo QPSC	53,553

The accompanying notes are an integral part of these financial statements.

AAM S&P Emerging Markets High Dividend Value ETF

SCHEDULE OF INVESTMENTS
April 30, 2019 (Unaudited) (Continued)

Shares	Security Description	Value
	COMMON STOCKS – 95.9% (Continued)

	Republic of Korea – 7.1%
614	Doosan Corporation	$53,876
4,599	KT Corporation – ADR (a)	55,326
683	KT&G Corporation	59,638
2,382	Orange Life Insurance, Ltd.	72,592
		241,432
	Russian Federation – 5.7%
1,064,000	Inter RAO UES PJSC	64,587
7,344	Mobile TeleSystems PJSC – ADR	57,871
4,340	Severstal PJSC	70,244
		192,702
	South Africa – 10.5%
2,795	Assore, Ltd.	72,408
30,249	Life Healthcare Group Holdings, Ltd.	54,965
32,962	Netcare, Ltd.	55,135
85,966	Redefine Properties, Ltd.	59,065
4,184	SPAR Group, Ltd.	56,618
10,411	Truworths International, Ltd.	54,894
		353,085
	Taiwan, Province of China – 21.3%
270,000	HannStar Display Corporation	69,813
41,000	Highwealth Construction Corporation	65,611
63,000	Lien Hwa Industrial Corporation	69,114
33,000	Nanya Technology Corporation	69,842
6,000	President Chain Store Corporation	55,921
24,000	Radiant Opto-Electronics Corporation	80,774
41,000	Ruentex Development Company, Ltd.	56,257
3,000	St. Shine Optical Company, Ltd.	55,921
38,000	TPK Holding Company, Ltd.	70,095
24,000	TTY Biopharm Company, Ltd.	63,687
26,000	Uni-President Enterprises Corporation	61,759
		718,794
	Thailand – 1.8%
21,400	Glow Energy pcl	61,334

The accompanying notes are an integral part of these financial statements.

AAM S&P Emerging Markets High Dividend Value ETF

SCHEDULE OF INVESTMENTS
April 30, 2019 (Unaudited) (Continued)

Shares	Security Description	Value
	COMMON STOCKS – 95.9% (Continued)

	Turkey – 9.5%
39,146	Eregli Demir ve Celik Fabrikalari TAS	$60,068
58,649	Petkim Petrokimya Holding AS	43,917
12,829	TAV Havalimanlari Holding AS	54,372
13,976	Tekfen Holding AS	62,324
22,650	Turkcell Iletisim Hizmetleri AS	47,428
59,825	Turkiye Is Bankasi AS – Class C (a)	53,717
		321,826
	TOTAL COMMON STOCKS (Cost $3,478,966)	3,238,849

	PREFERRED STOCKS – 1.9%

	Republic of Korea – 1.9%
912	Hyundai Motor Company	63,238
	TOTAL PREFERRED STOCKS (Cost $62,854)	63,238

	EXCHANGE TRADED FUNDS – 1.9%
1,804	iShares MSCI India ETF	64,060
	TOTAL EXCHANGE TRADED FUNDS (Cost $57,661)	64,060

	SHORT-TERM INVESTMENTS – 0.2%
8,432	Invesco Government & Agency Portfolio,
	Institutional Class – 2.34%*	8,432
	TOTAL SHORT-TERM INVESTMENTS (Cost $8,432)	8,432
	TOTAL INVESTMENTS – 99.9% (Cost $3,607,913)	3,374,579
	Other Assets in Excess of Liabilities – 0.1%	3,410
	NET ASSETS – 100.0%	$3,377,989

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
ADR	American Depositary Receipt
*	Rate shown is the annualized seven-day yield as of April 30, 2019.
♦
To the extent that the Fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting the country or region. See Note 7 in Notes to Financial Statements.

The accompanying notes are an integral part of these financial statements.

AAM S&P Developed Markets High Dividend Value ETF

SCHEDULE OF INVESTMENTS
April 30, 2019 (Unaudited)

Shares	Security Description	Value
	COMMON STOCKS – 99.0%

	Australia – 13.4%
2,969	AGL Energy, Ltd.	$46,455
14,483	Aurizon Holdings, Ltd.	48,523
18,374	Harvey Norman Holdings, Ltd.	53,928
27,418	Mirvac Group	54,614
17,195	Stockland	45,627
21,500	Telstra Corporation, Ltd.	51,149
24,840	Vicinity Centres	44,408
		344,704
	Canada – 5.9%
1,713	Canadian Natural Resources, Ltd. (a)	51,217
2,251	Power Financial Corporation	53,430
1,819	SmartCentres Real Estate Investment Trust (a)	45,813
		150,460
	Denmark – 1.7%
2,451	Danske Bank A/S	43,434

	France – 5.3%
2,896	Engie SA	42,857
542	Sanofi	47,069
1,452	Societe Generale SA	45,921
		135,847
	Germany – 5.3%
609	Bayer AG	40,500
877	Covestro AG	47,914
2,796	Deutsche Telekom AG	46,733
		135,147
	Hong Kong – 5.5%
5,500	CK Infrastructure Holdings, Ltd.	44,657
31,000	HKT Trust & HKT, Ltd. (a)	48,049
11,500	Kerry Properties, Ltd.	49,105
		141,811
	Italy – 7.5%
25,730	A2A SpA	42,965
2,761	Eni SpA	47,088

The accompanying notes are an integral part of these financial statements.

AAM S&P Developed Markets High Dividend Value ETF

SCHEDULE OF INVESTMENTS
April 30, 2019 (Unaudited) (Continued)

Shares	Security Description	Value
	COMMON STOCKS – 99.0% (Continued)

	Italy – 7.5% (Continued)
19,843	Intesa Sanpaolo SpA	$51,970
9,876	Snam SpA	50,216
		192,239
	Japan – 17.2%
2,700	Brother Industries, Ltd.	52,921
1,700	Canon, Inc.	47,150
1,900	Japan Tobacco, Inc.	43,945
700	Lawson, Inc.	32,620
1,700	Nippon Electric Glass Company, Ltd.	46,554
12,000	Sojitz Corporation	41,266
8,700	Sumitomo Chemical Company, Ltd.	43,119
3,000	Sumitomo Corporation	42,815
1,200	Takeda Pharmaceutical Company, Ltd.	44,304
300	Tokyo Electron, Ltd.	47,529
		442,223
	Norway – 1.8%
1,415	Aker BP ASA	46,553

	Singapore – 3.6%
58,500	Genting Singapore, Ltd.	42,332
4,000	Venture Corporation, Ltd.	49,868
		92,200
	Spain – 3.4%
2,659	Repsol SA	45,086
5,175	Telefonica SA	43,103
		88,189
	Sweden – 3.6%
2,635	Axfood AB	48,297
1,772	Intrum AB	45,032
		93,329
	Switzerland – 1.9%
105	Alcon, Inc. AG (a)	6,047
526	Novartis AG	42,952
		48,999

The accompanying notes are an integral part of these financial statements.

AAM S&P Developed Markets High Dividend Value ETF

SCHEDULE OF INVESTMENTS
April 30, 2019 (Unaudited) (Continued)

Shares	Security Description	Value
	COMMON STOCKS – 99.0% (Continued)

	United Kingdom – 22.9%
1,919	Anglo American plc	$49,569
6,352	Barratt Developments plc	49,834
2,221	BHP Group plc	52,389
25,761	Centrica plc	35,682
2,375	GlaxoSmithKline plc	48,715
1,408	Imperial Brands plc	44,713
12,432	J Sainsbury plc	36,060
11,732	Marks & Spencer Group plc	43,727
1,452	Persimmon plc	42,325
931	Rio Tinto plc	54,191
11,402	Royal Mail plc	37,577
13,059	Standard Life Aberdeen plc	47,481
24,184	Vodafone Group plc	44,769
		587,032
	TOTAL COMMON STOCKS (Cost $2,498,299)	2,542,167

	SHORT-TERM INVESTMENTS – 0.4%
10,505	Invesco Government & Agency Portfolio,
	Institutional Class – 2.34%*	10,505
	TOTAL SHORT-TERM INVESTMENTS (Cost $10,505)	10,505
	TOTAL INVESTMENTS – 99.4% (Cost $2,508,804)	2,552,672
	Other Assets in Excess of Liabilities – 0.6%	15,947
	NET ASSETS – 100.0%	$2,568,619

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
*	Rate shown is the annualized seven-day yield as of April 30, 2019.

The accompanying notes are an integral part of these financial statements.

AAM ETFs

STATEMENTS OF ASSETS & LIABILITIES
April 30, 2019 (Unaudited)

	AAM	AAM	AAM
	S&P 500	S&P Emerging	S&P Developed
	High	Markets High	Markets High
	Dividend	Dividend	Dividend
	Value ETF	Value ETF	Value ETF
ASSETS
Investments in
securities, at value*	$34,373,173	$3,374,579	$2,552,672
Foreign currency, at value*	—	86	—
Dividends and
interest receivable	55,787	4,709	16,783
Total assets	34,428,960	3,379,374	2,569,455

LIABILITIES
Management fees payable	7,997	1,385	836
Total liabilities	7,997	1,385	836

NET ASSETS	$34,420,963	$3,377,989	$2,568,619

Net assets consist of:
Paid-in capital	$33,919,414	$3,844,108	$2,480,460
Total distributable earnings
(accumulated deficit)	501,549	(466,119)	88,159
Net assets	$34,420,963	$3,377,989	$2,568,619

Net asset value:
Net assets	$34,420,963	$3,377,989	$2,568,619
Shares outstanding^	1,300,000	150,000	100,000
Net asset value, offering and
redemption price per share	$26.48	$22.52	$25.69
* Identified Cost:
Investments in securities	$33,710,249	$3,607,913	$2,508,804
Foreign currency	$—	$87	$—

^  No par value, unlimited number of shares authorized.

The accompanying notes are an integral part of these financial statements.

AAM ETFs

STATEMENTS OF OPERATIONS
For the Period Ended April 30, 2019 (Unaudited)

	AAM	AAM		AAM
	S&P 500	S&P Emerging		S&P Developed
	High	Markets High		Markets High
	Dividend	Dividend		Dividend
	Value ETF	Value ETF		Value ETF*
INCOME
Dividends^	$521,212	$35,270		$48,418
Interest	420	135		60
Total investment income	521,632	35,405		48,478

EXPENSES
Management fees	37,468	7,006		4,170
Total expenses	37,468	7,006		4,170
Net investment
income (loss)	484,164	28,399		44,308

REALIZED AND UNREALIZED
GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
Investments	(150,666)	(136,133)		27,444
Foreign currency	—	3,026	**	(1,065)
Change in unrealized
appreciation (depreciation) on:
Investments	1,497,007	202,060		43,868
Foreign currency translation	—	140		(98)
Net realized and
unrealized gain (loss)
on investments	1,346,341	69,093		70,149
Net increase (decrease)
in net assets resulting
from operations	$1,830,505	$97,492		$114,457

^	Net of foreign taxes withheld of $0, $6,143 and $4,480 respectively.
*	Fund commenced operations on November 27, 2018. The information presented is for the period from November 27, 2018 to April 30, 2019.
**	Net of $713 in foreign capital gains tax.

The accompanying notes are an integral part of these financial statements.

AAM S&P 500 High Dividend Value ETF

STATEMENTS OF CHANGES IN NET ASSETS

	Six-Months Ended
	April 30, 2019	Period Ended
	(Unaudited)	October 31, 2018*
OPERATIONS
Net investment income (loss)	$484,164	$208,008
Net realized gain (loss) on investments	(150,666)	365,806
Change in unrealized appreciation
(depreciation) of investments	1,497,007	(834,083)
Net increase (decrease) in net assets
resulting from operations	1,830,505	(260,269)

DISTRIBUTIONS TO SHAREHOLDERS
Net distributions to shareholders	(432,064)	(180,619)
Total distributions to shareholders	(432,064)	(180,619)

CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	16,202,950	23,923,010
Transaction fees (Note 6)	—	10
Payments for shares redeemed	(2,549,980)	(4,112,580)
Net increase (decrease) in
net assets derived from
capital share transactions (a)	13,652,970	19,810,440
Net increase (decrease) in net assets	15,051,411	19,369,552

NET ASSETS
Beginning of period	$19,369,552	$—
End of period	$34,420,963	$19,369,552

(a)	A summary of capital share transactions is as follows:

	Six-Months Ended
	April 30, 2019	Period Ended
	(Unaudited)	October 31, 2018*
	Shares	Shares
Subscriptions	650,000	900,000
Redemptions	(100,000)	(150,000)
Net income (decrease)	550,000	750,000

*	Fund inception date of November 28, 2017. The information presented is for the period from November 28, 2017 to October 31, 2018.

The accompanying notes are an integral part of these financial statements.

AAM S&P Emerging Markets High Dividend Value ETF

STATEMENTS OF CHANGES IN NET ASSETS

	Six-Months Ended
	April 30, 2019	Period Ended
	(Unaudited)	October 31, 2018*
OPERATIONS
Net investment income (loss)	$28,399	$112,930
Net realized gain (loss) on investments
and foreign currency	(133,107)	81,478
Change in unrealized appreciation
(depreciation) on investments
and foreign currency	202,200	(435,713)
Net increase (decrease) in net assets
resulting from operations	97,492	(241,305)

DISTRIBUTIONS TO SHAREHOLDERS
Net distributions to shareholders	(33,356)	(92,758)
Total distributions to shareholders	(33,356)	(92,758)

CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	1,137,750	3,890,905
Transaction fees (Note 6)	1,461	9,785
Payments for shares redeemed	—	(1,391,985)
Net increase (decrease) in
net assets derived from
capital share transactions (a)	1,139,211	2,508,705
Net increase (decrease) in net assets	1,203,347	2,174,642

NET ASSETS
Beginning of period	$2,174,642	$—
End of period	$3,377,989	$2,174,642

(a)	A summary of capital share transactions is as follows:

	Six-Months Ended
	April 30, 2019	Period Ended
	(Unaudited)	October 31, 2018*
	Shares	Shares
Subscriptions	50,000	150,000
Redemptions	—	(50,000)
Net increase (decrease)	50,000	100,000

*	Fund inception date of November 28, 2017. The information presented is for the period from November 28, 2017 to October 31, 2018.

The accompanying notes are an integral part of these financial statements.

AAM S&P Developed Markets High Dividend Value ETF

STATEMENT OF CHANGES IN NET ASSETS

Period Ended
April 30, 2019*
(Unaudited)
OPERATIONS
Net investment income (loss)	$44,308
Net realized gain (loss) on investments	26,379
Change in unrealized appreciation (depreciation)
on investments and foreign currency	43,770
Net increase (decrease) in net assets
resulting from operations	114,457

DISTRIBUTIONS TO SHAREHOLDERS
Net distributions to shareholders	(26,298)
Total distributions to shareholders	(26,298)

CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	3,763,400
Payments for shares redeemed	(1,282,940)
Net increase (decrease) in net assets derived
from capital share transactions (a)	2,480,460
Net increase (decrease) in net assets	2,568,619

NET ASSETS
Beginning of period	$—
End of period	$2,568,619

(a)	A summary of capital share transactions is as follows:

Period Ended
April 30, 2019*
(Unaudited)
Shares
Subscriptions	150,000
Redemptions	(50,000)
Net increase (decrease)	100,000

*	Fund commenced operations on November 27, 2018. The information presented is the period from November 27, 2018 to April 30, 2019.

The accompanying notes are an integral part of these financial statements.

AAM S&P 500 High Dividend Value ETF

FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout each period

	Six-Months Ended
	April 30, 2019		Period Ended
	(Unaudited)		October 31, 2018(1)
Net asset value, beginning of period	$25.83		$25.00

INCOME (LOSS) FROM
INVESTMENT OPERATIONS:
Net investment income (loss)(2)	0.48		0.75
Net realized and unrealized gain (loss)
on investments(3)	0.63		0.76
Total from investment operations	1.11		1.51

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from:
Net investment income	(0.46)		(0.68)
Total distributions	(0.46)		(0.68)

CAPITAL SHARE TRANSACTIONS:
Transaction fees (Note 6)	—		0.00	(4)
Net asset value, end of period	$26.48		$25.83

Total return	4.39	%(5)	5.98	%(5)

SUPPLEMENTAL DATA:
Net assets at end of period (000’s)	$34,421		$19,370

RATIOS TO AVERAGE NET ASSETS:
Expenses to average net assets	0.29	%(6)	0.29	%(6)
Net investment income (loss)
to average net assets	3.75	%(6)	3.05	%(6)
Portfolio turnover rate(7)	24	%(5)	38	%(5)

(1)	Inception of November 28, 2017.
(2)	Calculated based on average shares outstanding during the period.
(3)
Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(4)	Less than $0.005.
(5)	Not annualized.
(6)	Annualized
(7)	Excludes the impact of in-kind transactions.

The accompanying notes are an integral part of these financial statements.

AAM S&P Emerging Markets High Dividend Value ETF

FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout each period

	Six-Months Ended
	April 30, 2019		Period Ended
	(Unaudited)		October 31, 2018(1)
Net asset value, beginning of period	$21.75		$25.00

INCOME (LOSS) FROM
INVESTMENT OPERATIONS:
Net investment income (loss)(2)	0.22		1.13
Net realized and unrealized gain (loss)
on investments and foreign currency	0.84		(3.55)
Total from investment operations	1.06		(2.42)

DISTRIBUTIONS TO SHAREHOLDERS:
Distribution from:
Net investment income	(0.30)		(0.93)
Total distributions	(0.30)		(0.93)

CAPITAL SHARE TRANSACTIONS:
Transaction fees (Note 6)	0.01		0.10
Net asset value, end of period	$22.52		$21.75

Total return	4.96	%(3)	-9.65	%(3)

SUPPLEMENTAL DATA:
Net assets at end of period (000’s)	$3,378		$2,175

RATIOS TO AVERAGE NET ASSETS:
Expenses to average net assets	0.49	%(4)	0.49	%(4)
Net investment income (loss)
to average net assets	1.99	%(4)	4.95	%(4)
Portfolio turnover rate(5)	64	%(3)	104	%(3)

(1)	Inception date of November 28, 2017.
(2)	Calculated based on average shares outstanding during the period.
(3)	Not annualized.
(4)	Annualized.
(5)	Excludes the impact of in-kind transactions.

The accompanying notes are an integral part of these financial statements.

AAM S&P Developed Markets High Dividend Value ETF

FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout the period

	Period Ended
	April 30, 2019(1)
	(Unaudited)
Net asset value, beginning of period	$25.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(2)	0.44
Net realized and unrealized gain (loss) on investments
and foreign currency	0.51
Total from investment operations	0.95

DISTRIBUTIONS TO SHAREHOLDERS:
Distribution from:
Net investment income	(0.26)
Total distributions	(0.26)
Net asset value, end of period	$25.69

Total return	4.52	%(3)

SUPPLEMENTAL DATA:
Net assets at end of period (000’s)	$2,569

RATIOS TO AVERAGE NET ASSETS:
Expenses to average net assets	0.39	%(4)
Net investment income (loss) to average net assets	4.14	%(4)
Portfolio turnover rate(5)	37	%(3)

(1)	Commencement of operations on November 27, 2018.
(2)	Calculated based on average shares outstanding during the period.
(3)	Not annualized.
(4)	Annualized.
(5)	Excludes the impact of in-kind transactions.

The accompanying notes are an integral part of these financial statements.

AAM ETFs

NOTES TO FINANCIAL STATEMENTS
April 30, 2019 (Unaudited)

NOTE 1 – ORGANIZATION

AAM S&P 500 High Dividend Value ETF, AAM S&P Emerging Markets High Dividend Value ETF and AAM S&P Developed Markets High Dividend Value ETF (individually each a “Fund” or collectively the “Funds”) are diversified series of ETF Series Solutions (“ESS” or the “Trust”), an open-end management investment company consisting of multiple investment series, organized as a Delaware statutory trust on February 9, 2012. The Trust is registered with the SEC under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Funds’ shares is registered under the Securities Act of 1933, as amended (the “Securities Act”). The investment objective of the AAM S&P 500 High Dividend Value ETF is to track the performance, before fees and expenses, of the S&P 500 Dividend and Free Cash Flow Yield Index. The investments objective of the AAM S&P Emerging Markets High Dividend Value ETF is to track the performance, before fees and expenses, of the S&P Emerging Markets Dividend and Free Cash Flow Yield Index. The investments objective of the AAM S&P Developed Markets High Dividend Value ETF is to track the performance, before fees and expenses, of the S&P Developed Markets Ex-US Dividend and Free Cash Flow Yield Index. AAM S&P 500 High Dividend Value ETF and AAM S&P Emerging Markets High Dividend Value ETF commenced operations on November 28, 2017, and AAM S&P Developed Markets High Dividend Value ETF commenced operations on November 27, 2018.

The end of the reporting period for the Funds is April 30, 2019, and the period covered by these Notes to Financial Statements is the fiscal period ended April 30, 2019 (the “current fiscal period”).

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 Financial Services-Investment Companies.

The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

A.
Security Valuation. All equity securities, including domestic and foreign common stocks, preferred stocks, and exchange traded funds that are traded on a national securities exchange, except those listed on The Nasdaq Stock Market®, Nasdaq Global Select Markets® and Nasdaq Capital Market Exchange® (collectively, “Nasdaq”) are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on Nasdaq will be valued at the Nasdaq Official Closing Price (“NOCP”) If, on a particular day, an exchange-traded or Nasdaq security does not trade, then the mean between the most recent quoted bid and

AAM ETFs

NOTES TO FINANCIAL STATEMENTS
April 30, 2019 (Unaudited) (Continued)

asked prices will be used. All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates fair value.

Investments in mutual funds, including money market funds, are valued at their net asset value (“NAV”) per share.

Short-Term securities that have maturities of less than 60 days at the time of purchase are valued at amortized cost, which, when combined with accrued interest, approximates fair value.

Securities for which quotations are not readily available are valued at their respective fair values in accordance with pricing procedures adopted by the Funds’ Board of Trustees (the “Board”). When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Board. The use of fair value pricing by the Funds may cause the NAV of their shares to differ significantly from the NAV that would be calculated without regard to such considerations.

As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuations methods. The three levels of inputs are:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to

AAM ETFs

NOTES TO FINANCIAL STATEMENTS
April 30, 2019 (Unaudited) (Continued)

the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inp uts used to value the Funds’ investments as of the end of the current fiscal period:

AAM S&P 500 High Dividend Value ETF

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$34,296,107	$—	$—	$34,296,107
Short-Term Investments	77,066	—	—	77,066
Total Investments
in Securities	$34,373,173	$—	$—	$34,373,173

^ See Schedule of Investments for breakout of investments by sector classification.

AAM S&P Emerging Markets High Dividend Value ETF

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$3,238,849	$—	$—	$3,238,849
Preferred Stocks	63,238	—	—	63,238
Exchange-Traded Funds	64,060	—	—	64,060
Short-Term Investments	8,432	—	—	8,432
Total Investments
in Securities	$3,374,579	$—	$—	$3,374,579

^ See Schedule of Investments for breakout of investments by country.

AAM S&P Developed Markets High Dividend Value ETF

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$2,542,167	$—	$—	$2,542,167
Short-Term Investments	10,505	—	—	10,505
Total Investments
in Securities	$2,552,672	$—	$—	$2,552,672

^ See Schedule of Investments for breakout of investments by country.

During the current fiscal period, the Funds did not recognize any transfers to or from Level 3.

AAM ETFs

NOTES TO FINANCIAL STATEMENTS
April 30, 2019 (Unaudited) (Continued)

B.
Federal Income Taxes. The Funds’ policy is to comply with the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of their net investment income and net capital gains to shareholders. Therefore, no federal income tax provision is required. Each Fund plans to file U.S. Federal and various state and local tax returns.

Each Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed each Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expenses in the Statements of Operations. During the current fiscal period, the Funds did not occur any interest or penalties.

C.
Security Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable tax rules and regulations.

Distributions received from investments in real estate investment trusts (“REITs”) may be characterized as ordinary income, net capital gain, or a return of capital. The proper characterization of REIT distributions is generally not known until after the end of each calendar year. As such, the Funds must use estimates in reporting the character of income and distributions for financial statement purposes. The actual character of distribution to a Fund’s shareholders will be reflected on the Form 1099 received by shareholders after the end of the calendar year. Due to the nature of REIT investments, a portion of the distributions received by a Fund’s shareholders may represent a return of capital.

D.
Foreign Currency. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such

AAM ETFs

NOTES TO FINANCIAL STATEMENTS
April 30, 2019 (Unaudited) (Continued)

transactions. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments and currency gains or losses realized between the trade and settlement dates on securities transactions from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments. The Funds report net realized foreign exchange gains or losses that arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign currency transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

E.
Distributions to Shareholders. Distributions to shareholders from net investment income on securities are declared and paid by the Funds on a monthly basis. Net realized gains on securities are declared and paid by the Funds on an annual basis. Distributions are recorded on the ex-dividend date.

F.
Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the current fiscal period. Actual results could differ from those estimates.

G.
Share Valuation. The NAV per share of each Fund is calculated by dividing the sum of the value of the securities held by each Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of outstanding shares for each Fund, rounded to the nearest cent. The Funds’ shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for trading. The offering and redemption price per share of each Fund is equal to each Fund’s NAV per share.

H.
Reclassification of Capital Accounts. U.S. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share.

AAM ETFs

NOTES TO FINANCIAL STATEMENTS
April 30, 2019 (Unaudited) (Continued)

The permanent differences primarily relate to redemptions in-kind. For the period ended October 31, 2018, the following table shows the reclassifications made:

	Distributable Earnings	Paid-In
	(Accumulated Deficit)	Capital
AAM S&P 500
High Dividend Value ETF	$(456,004)	$456,004
AAM S&P Emerging Markets
High Dividend Value ETF	$(196,192)	$196,192
AAM S&P Developed Markets
High Dividend Value ETF	N/A	N/A

During the period ended October 31, 2018, the Funds realized the following net capital gains resulting from in-kind redemptions, in which shareholders exchanged Fund shares for securities held by the Funds rather than for cash. Because such gains are not taxable to the Funds, and are not distributed to shareholders, they have been reclassified from distributable earnings (accumulated deficit) to paid in capital.

AAM S&P 500 High Dividend Value ETF	$456,004
AAM S&P Emerging Markets High Dividend Value ETF	$196,192
AAM S&P Developed Markets High Dividend Value ETF	N/A

I.
Guarantees and Indemnifications. In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

J.
Subsequent Events. In preparing these financial statements, management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. There were no events or transactions that occurred during the current fiscal period that materially impacted the amounts or disclosures in each Fund’s financial statements.

K.
New Accounting Pronouncements and Other Matters. In August 2018, FASB issued Accounting Statements Update 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2018-13”). The primary focus of ASU 2018-13 is to improve the effectiveness of the disclosure requirements for fair value measurements. The changes affect all companies that are required to include fair value measurement disclosures. In general, the amendments in ASU 2018-13 are effective for all entities for

AAM ETFs

NOTES TO FINANCIAL STATEMENTS
April 30, 2019 (Unaudited) (Continued)

fiscal years and interim periods within those fiscal years, beginning after December 15, 2019. An entity is permitted to early adopt the removed or modified disclosures upon the issuance of ASU 2018-13 and may delay adoption of the additional disclosures, which are required for public companies only, until their effective date. Management has evaluated ASU 2018-13 and has adopted the disclosure framework.

NOTE 3 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

Advisors Asset Management, Inc. (the “Adviser”), serves as the investment adviser to the Funds.  Pursuant to an Investment Advisory Agreement (“Advisory Agreement”) between the Trust, on behalf of the Funds, and the Adviser, the Adviser provides investment advice to the Funds and oversees the day-to-day operations of the Funds, subject to the direction and control of the Board and the officers of the Trust. Under the Advisory Agreement, the Adviser also is responsible for arranging, in consulting with Vident Investment Advisory, LLC (“VIA” or the “Sub-Adviser”), transfer agency, custody, fund administration and accounting, and other related services necessary for the Funds to operate. Under the Advisory Agreement, the Adviser has agreed to pay all expenses of each Fund, except for: the fee paid to the Adviser pursuant to the Advisory Agreement, interest charges on any borrowings, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution (12b-1) fees and expenses. For services provided to the Funds, AAM S&P 500 High Dividend Value ETF pays the Adviser 0.29%, AAM S&P Emerging Markets High Dividend Value ETF pays the Adviser 0.49% and AAM S&P Developed Markets High Dividend Value ETF pays the adviser 0.39% at an annual rate based on each Fund’s average daily net assets.

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services” or “Administrator”), acts as the Funds’ Administrator and, in that capacity, performs various administrative and accounting services for the Funds. The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds, including regulatory compliance monitoring and financial reporting; prepares reports and materials to be supplied to the Board; monitors the activities of the Funds’ Custodian, transfer agent and accountants. Fund Services also serves as the transfer agent and fund accountant to the Funds. U.S. Bank N.A. (the “Custodian”), an affiliate of Fund Services, serves as the Funds’ Custodian.

Quasar Distributors, LLC, (the “Distributor”) acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares. The Distributor is an affiliate of the Administrator.

A Trustee and all officers of the Trust are affiliated with the Administrator, Distributor, and Custodian.

AAM ETFs

NOTES TO FINANCIAL STATEMENTS
April 30, 2019 (Unaudited) (Continued)

NOTE 4 – PURCHASES AND SALES OF SECURITIES

During the current fiscal period, purchases and sales of securities by the Funds, excluding short-term securities and in-kind transactions, were as follows:

	Purchases	Sales
AAM S&P 500 High Dividend Value ETF	$6,322,893	$6,265,866
AAM S&P Emerging Markets
High Dividend Value ETF	$2,410,598	$1,857,572
AAM S&P Developed Markets
High Dividend Value ETF	$937,434	$1,631,658

During the current fiscal period, there were no purchases or sales of U.S. Government securities by the Funds.

During the current fiscal period, in-kind transactions associated with creations and redemptions for the Funds were as follows:

	Purchases	Sales
AAM S&P 500 High Dividend Value ETF	$16,159,653	$2,558,698
AAM S&P Emerging Markets
High Dividend Value ETF	$591,228	$—
AAM S&P Developed Markets
High Dividend Value ETF	$3,758,669	$594,250

NOTE 5 – INCOME TAX INFORMATION

The components of distributable earnings (accumulated deficit) and cost basis of investments for federal income tax purposes at October 31, 2018 were as follows:

		AAM S&P
	AAM S&P 500	Emerging Markets
	High Dividend	High Dividend
	Value ETF	Value ETF
Tax cost of investments	$20,250,802	$2,599,011
Gross tax unrealized appreciation	$562,227	$41,436
Gross tax unrealized depreciation	(1,500,738)	(483,273)
Total unrealized appreciation (depreciation)	$(938,511)	$(441,837)
Undistributed ordinary income	41,619	13,026
Undistributed long term capital gains	—	—
Accumulated gain (loss)	41,619	13,026
Other accumulated gain (loss)	—	(101,444)
Distributable earnings (accumulated deficit)	$(896,892)	$(530,255)

The differences between the cost basis for financial statement and federal income tax purposes are primarily due to timing differences in recognizing wash sales.

AAM ETFs

NOTES TO FINANCIAL STATEMENTS
April 30, 2019 (Unaudited) (Continued)

As of October 31, 2018, the Funds deferred, on a tax basis, no late-year losses and no post-October capital losses.

As of October 31, 2018, the Funds had the following capital loss carryforwards:

	Short-Term	Long-Term
AAM S&P 500 High Dividend Value ETF	$—	$—
AAM S&P Emerging Markets
High Dividend Value ETF	$101,444	$—
AAM S&P Developed Markets
High Dividend Value ETF	N/A	N/A

These amounts do not have an expiration date.

The tax character of distributions paid by the Funds during the fiscal period ended October 31, 2018 were as follows:

	Ordinary Income	Capital Gains
AAM S&P 500 High Dividend Value ETF	$180,619	$—
AAM S&P Emerging Markets
High Dividend Value ETF	$92,758	$—
AAM S&P Developed Markets
High Dividend Value ETF	N/A	N/A

NOTE 6 – SHARE TRANSACTIONS

Shares of each Fund are listed and trade on the New York Stock Exchange Arca, Inc. (“NYSE Arca”). Market prices for the shares may be different from their NAV. The Funds issue and redeem shares on a continuous basis at NAV generally in blocks of 50,000 shares called “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day. Except when aggregated in Creation Units, shares are not redeemable securities of the Funds. Creation Units may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem shares directly from the Funds. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

AAM ETFs

NOTES TO FINANCIAL STATEMENTS
April 30, 2019 (Unaudited) (Continued)

The Funds each currently offer one class of shares, which has no front end sales load, no deferred sales charge, and no redemption fee. A fixed transaction fee is imposed for the transfer and other transaction costs associated with the purchase or sale of Creation Units. The standard fixed transaction for AAM S&P 500 High Dividend Value ETF is $250 and for AAM S&P Emerging Markets High Dividend Value ETF and AAM S&P Developed Markets High Dividend Value ETF is $1000, payable to the Custodian. The fixed transaction fee may be waived on certain orders if the Funds’ Custodian has determined to waive some or all of the creation order costs associated with the order, or another party, such as the Adviser, has agreed to pay such fee. In addition, a variable fee may be charged on all cash transactions or substitutes for Creation Units of up to a maximum of 2% as a percentage of the value of the Creation Units subject to the transaction. Variable fees are imposed to compensate the Funds for the transaction costs associated with the cash transactions. Variable fees received by the Funds, if any, are displayed in the capital shares transactions section of the Statement of Changes in Net Assets. The Funds may issue an unlimited number of shares of beneficial interest, with no par value.  All shares of the Funds have equal rights and privileges.

NOTE 7 – GEOGRAPHIC INVESTMENT RISK

To the extent that a Fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting the country or region.

AAM S&P Developed Markets High Dividend Value ETF

APPROVAL OF ADVISORY AGREEMENTS & BOARD CONSIDERATION
(Unaudited)

Pursuant to Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), at a meeting held on October 4, 2018 (the “Meeting”), the Board of Trustees (the “Board”) of ETF Series Solutions (the “Trust”) considered the approval of the following agreements (collectively, the “Agreements”):

•
an amendment to the Advisory Agreement (the “Advisory Agreement”) between Advisors Asset Management, Inc. (the “Adviser”) and the Trust to add the AAM S&P Developed Markets High Dividend Value ETF (the “Fund” or “DMDV”) to the Advisory Agreement, and

•
an amendment to the Sub-Advisory Agreement (the “Sub-Advisory Agreement”) between the Adviser, the Trust, and Vident Investment Advisory, LLC (“VIA” or the “Sub-Adviser”) to add the Fund to the Sub-Advisory Agreement.

Prior to the Meeting, the Board, including the Trustees who are not parties to the Agreements or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), reviewed written materials from the Adviser and Sub-Adviser (the “Materials”) regarding, among other things: (i) the nature, extent, and quality of the services to be provided by the Adviser and Sub-Adviser; (ii) the cost of the services provided and the profits expected to be realized by the Adviser and its affiliates from services rendered to the Fund; (iii) comparative fee and expense data for the Fund and other investment companies with similar investment objectives; (iv) the extent to which economies of scale are expected to be realized as the Fund grows and whether the advisory fee for the Fund reflects these economies of scale for the benefit of the Fund; and (i) any other financial benefits to the Adviser, the Sub-Adviser, and their affiliates resulting from services rendered to the Fund.

Prior to the Meeting, representatives from the Adviser and Sub-Adviser, along with other service providers of the Fund, presented written information to help the Board evaluate each firm’s fees and other aspects of the Agreements. Additionally, a representative from the Adviser provided an oral overview of the Fund’s strategy, the services to be provided to the Fund by the Adviser and Sub-Adviser, and additional information about the Adviser’s personnel and other clients. The Board then discussed the written materials and oral presentation that it had received and any other information that the Board received at the Meeting and deliberated on the approval of the Agreements in light of this information. In its deliberations, the Board did not identify any single piece of information discussed below that was all-important or controlling.

AAM S&P Developed Markets High Dividend Value ETF

APPROVAL OF ADVISORY AGREEMENTS & BOARD CONSIDERATION
(Unaudited) (Continued)

Approval of the Advisory Agreement with the Adviser

Nature, Extent, and Quality of Services to be Provided. The Trustees considered the scope of services to be provided under the Advisory Agreement, noting the Adviser will be providing investment management services to DMDV. In considering the nature, extent, and quality of the services to be provided by the Adviser, the Board considered the quality of the Adviser’s compliance program and the report from the Trust’s CCO regarding his review of the Adviser’s compliance program, as well as the Board’s experience with the Adviser as the investment adviser to certain other series of the Trust. The Board noted it had received a copy of the Adviser’s registration form (“Form ADV”), as well as the response of the Adviser to a detailed series of questions that included, among other things, information about the background and experience of the firm’s key personnel and the ownership structure of the firm.

The Board also considered other services to be provided to DMDV, such as monitoring adherence to DMDV’s investment restrictions, oversight of the Sub-Adviser, monitoring compliance with various DMDV policies and procedures and with applicable securities regulations, and monitoring the extent to which DMDV achieved its investment objective as a passively-managed fund. The Board noted that the Adviser was also the index provider for DMDV, while the Sub-Adviser would be responsible for implementing a replication or sampling strategy to track the performance of the index. The Board considered that, because the Adviser is the index provider, the Adviser may have certain conflicts of interest with respect to its management of the index, but noted that the Adviser had adopted policies and procedures to mitigate such conflicts.

Historical Performance. The Board noted that DMDV had not yet commenced operations and concluded that the performance of DMDV, thus, was not a relevant factor in their deliberations. The Board also considered that, because DMDV is designed to track the performance of an index and the trading for DMDV would be handled by a sub-adviser, DMDV’s performance would not be the direct result of investment decisions made by the Adviser. Consequently, with respect to DMDV’s performance, the Board in the future would focus on the Adviser’s oversight of the Sub-Adviser’s services, including whether DMDV’s performance exhibited significant tracking error.

Cost of Services Provided and Economies of Scale. The Board reviewed the expense ratio for DMDV and compared it to the universe of Foreign Large Cap ETFs (the “Category Peer Group”) as reported by Morningstar. The Board noted that DMDV’s proposed expense ratio was well below the median for the Category Peer Group.

The Board took into consideration the advisory fee for DMDV was a “unified fee,” meaning it would pay no expenses other than the applicable advisory fee and certain other costs such as interest, brokerage and extraordinary expenses, and, to

AAM S&P Developed Markets High Dividend Value ETF

APPROVAL OF ADVISORY AGREEMENTS & BOARD CONSIDERATION
(Unaudited) (Continued)

the extent it is implemented, fees pursuant to a Distribution and/or Shareholder Servicing (12b-1) Plan. The Board noted that the Adviser would be responsible for compensating the Trust’s other service providers and paying DMDV’s other expenses out of its own fee and resources. The Board also evaluated the compensation and benefits expected to be received by the Adviser from its relationship with DMDV, taking into account an analysis of the Adviser’s profitability with respect to DMDV and the financial resources the Adviser had committed and proposed to commit to its business. The Board determined such analyses were not a significant factor given that DMDV had not yet commenced operations and consequently, the future size of DMDV was generally unpredictable. The Board noted it intends to monitor fees as DMDV grows in size and assess whether fee breakpoints may be warranted.

Conclusion.  No single factor was determinative of the Board’s decision to approve the Advisory Agreement; rather, the Board based its determination on the total mix of information available to it. The Board, including a majority of the Independent Trustees, therefore determined that the approval the Advisory Agreement was in the best interests of the Fund and its shareholders.

Approval of the Sub-Advisory Agreement with the Sub-Adviser

Nature, Extent, and Quality of Services to be Provided. The Board considered the scope of services to be provided to DMDV under the Sub-Advisory Agreement, noting that VIA would provide investment management services to DMDV, as well as other ETFs, including certain series of the Trust. The Board noted the responsibilities that VIA would have as DMDV’s investment sub-adviser, including: responsibility for the general management of the day-to-day investment and reinvestment of the assets of DMDV; determining the daily baskets of deposit securities and cash components; executing portfolio security trades for purchases and redemptions of DMDV’s shares conducted on a cash-in-lieu basis; oversight of general portfolio compliance with relevant law; responsibility for daily monitoring of tracking error and quarterly reporting to the Board; and implementation of Board directives as they relate to DMDV.

In considering the nature, extent, and quality of the services to be provided by VIA, the Board considered reports of the Trust’s CCO with respect to VIA’s compliance program and VIA’s experience providing investment management services to other ETFs, including other series of the Trust. The Trustees further noted that they had received and reviewed the Materials with regard to VIA and they had reviewed additional detailed information about VIA at previous Board meetings. The Board also considered VIA’s resources and capacity with respect to portfolio management, compliance, and operations given the number of funds for which it would be sub-advising.

AAM S&P Developed Markets High Dividend Value ETF

APPROVAL OF ADVISORY AGREEMENTS & BOARD CONSIDERATION
(Unaudited) (Continued)

Historical Performance. The Board noted that DMDV had not yet commenced operations. Consequently, the Board determined that performance was not a relevant consideration with respect to DMDV. The Board also considered that, because the investment objective of DMDV is to track the performance of an index, the Board in the future would focus on the extent to which DMDV achieved its investment objective as a passively-managed fund.

Costs of Services Provided and Economies of Scale. The Board reviewed the advisory fee to be paid by AAM to VIA for its services to DMDV. The Board considered the fees to be paid to VIA would be paid by AAM from the fee AAM received from DMDV and noted that the fee reflected an arm’s-length negotiation between AAM and VIA based on the nature and expected size of DMDV. The Board further determined the fee reflected an appropriate allocation of the advisory fee paid to each adviser given the work performed by each firm and noted that the fees were generally in line with those charged by VIA in connection with other similar series of the Trust and other funds managed by VIA. The Board also evaluated the compensation and benefits expected to be received by VIA from its relationship with DMDV, taking into account an analysis of VIA’s profitability with respect to DMDV.

Conclusion. No single factor was determinative of the Board’s decision to approve the Sub-Advisory Agreement at the Meeting; rather, the Board based its determinations on the total mix of information available to it. Based on a consideration of all the factors in their totality, the Board, including a majority of the Independent Trustees, determined that the Sub-Advisory Agreement, including the compensation payable under the agreement, was fair and reasonable to the Fund. The Board, including a majority of the Independent Trustees, therefore determined that the approval of the Sub-Advisory Agreement was in the best interests of the Fund and its shareholders.

AAM ETFs

EXPENSE EXAMPLES
For the Period Ended April 30, 2019 (Unaudited)

As a shareholder of the Funds you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares, and (2) ongoing costs, including management fees and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.  The example is based on an investment of $1,000 invested at the beginning of the period and held for the period (November 1, 2018 – April 30, 2019) for AAM S&P 500 High Dividend Value ETF and AAM S&P Emerging Markets High Dividend Value ETF and period (November 27, 2018 – April 30, 2019) for AAM S&P Developed Markets High Dividend Value ETF.

Actual Expenses

The first line of the table provides information about actual account values based on actual returns and actual expenses.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then, multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table provides information about hypothetical account values based on a hypothetical return and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares.  Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds.  If these transactional costs were included, your costs would have been higher.

AAM ETFs

EXPENSE EXAMPLES
For the Period Ended April 30, 2019 (Unaudited) (Continued)

AAM S&P 500 High Dividend Value ETF

	Beginning	Ending
	Account Value	Account Value	Expenses Paid
	November 1, 2018	April 30, 2019	During the Period(1)
Actual	$1,000.00	$1,043.90	$1.47
Hypothetical (5% annual	$1,000.00	$1,023.36	$1.45
return before expenses)

(1)
The dollar amounts shown as expenses paid during the period are equal to the annualized expense ratio, 0.29%, multiplied by the average account value during the period, multiplied by 181/365, to reflect the one-half year period.

AAM S&P Emerging Markets High Dividend Value ETF

	Beginning	Ending
	Account Value	Account Value	Expenses Paid
	November 1, 2018	April 30, 2019	During the Period(2)
Actual	$1,000.00	$1,049.60	$2.49
Hypothetical (5% annual	$1,000.00	$1,022.36	$2.46
return before expenses)

(2)
The dollar amounts shown as expenses paid during the period are equal to the annualized expense ratio, 0.49%, multiplied by the average account value during the period, multiplied by 181/365, to reflect the one-half year period.

AAM S&P Developed Markets High Dividend Value ETF

	Beginning	Ending
	Account Value	Account Value	Expenses Paid
	November 27, 2018	April 30, 2019	During the Period
Actual	$1,000.00	$1,045.20	$1.68(3)
Hypothetical (5% annual	$1,000.00	$1,022.86	$1.96(4)
return before expenses)

(3)
The dollar amounts shown as expenses paid during the period are equal to the annualized expense ratio, 0.39%, multiplied by the average account value during the period, multiplied by 154/365, to reflect the current period.

(4)
The dollar amounts shown as expenses paid during the period are equal to the annualized expense ratio, 0.39%, multiplied by the average account value during the period, multiplied by 181/365, to reflect the one-half year period.

AAM ETFs

FEDERAL TAX INFORMATION
(Unaudited)

For the fiscal period ended October 31, 2018, certain dividends paid by the Funds may be subject to the maximum rate of 23.8%, as provided for by the Jobs and Growth Tax relief Reconciliation Act of 2003.

The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

AAM S&P 500 High Dividend Value ETF	89.46%
AAM S&P Emerging Markets High Dividend Value ETF	63.79%
AAM S&P Developed Markets High Dividend Value ETF	N/A

For corporate shareholders, the percentage of ordinary income distributions qualified for the corporate dividend received deduction for the fiscal year ended October 31, 2018 was as follows:

AAM S&P 500 High Dividend Value ETF	84.64%
AAM S&P Emerging Markets High Dividend Value ETF	0.00%
AAM S&P Developed Markets High Dividend Value ETF	N/A

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871(k)(2)(C) for each Fund were as follows:

AAM S&P 500 High Dividend Value ETF	0.00%
AAM S&P Emerging Markets High Dividend Value ETF	0.00%
AAM S&P Developed Markets High Dividend Value ETF	N/A

AAM ETFs

FEDERAL TAX CREDIT PASS THROUGH
(Unaudited)

Pursuant to Section 853 of the Internal Revenue code, the Funds designate the following amounts as foreign taxes paid for the period ended October 31, 2018. Foreign taxes paid for purposes of Section 853 may be less than actual foreign taxes paid for financial statement purposes.

Portion of
	Creditable		Ordinary Income
	Foreign	Per	Distribution Derived
	Tax Credit	Share	from Foreign
	Paid	Amount	Sourced Income
AAM S&P 500 High Dividend Value ETF	$—	$—	—
AAM S&P Emerging Markets
High Dividend Value ETF	$18,060	$0.1806	99.82%
AAM S&P Developed Markets
High Dividend Value ETF	N/A	N/A	N/A

Foreign taxes paid or withheld should be included in taxable income with an offsetting deduction from gross income or as a credit for taxes paid to foreign governments.

Above figures may differ from those cited elsewhere in this report due to differences in the calculation of income and gains under U.S. GAAP purposes and Internal Revenue Service purposes.

Shareholders are strongly advised to consult their own tax advisers with respect to the tax consequences of their investments in the Funds.

INFORMATION ABOUT PORTFOLIO HOLDINGS
(Unaudited)

Each Fund files its complete schedules of portfolio holdings for its first and third fiscal quarters with the SEC on Form N-Q. The Funds’ Form N-Q is available without charge, upon request, by calling toll-free at (800) 617-0004.  Furthermore, you may obtain the Form N-Q on the SEC’s website at www.sec.gov. The Funds’ portfolio holdings are posted on their website at www.aamlive.com daily.

AAM ETFs

INFORMATION ABOUT PROXY VOTING
(Unaudited)

A description of the policies and procedures the Funds use to determine how to vote proxies relating to portfolio securities is provided in the Statement of Additional Information (“SAI”).  The SAI is available without charge, upon request, by calling toll-free at (800) 617-0004, by accessing the SEC’s website at www.sec.gov, or by accessing the Funds’ website at www.aamlive.com.

Information regarding how the Funds voted proxies relating to portfolio securities during the period ending June 30 is available by calling toll-free at (800) 617-0004 or by accessing the SEC’s website at www.sec.gov.

INFORMATION ABOUT THE FUNDS’ TRUSTEES
(Unaudited)

The SAI includes additional information about the Funds’ Trustees and is available without charge, upon request, by calling (800) 617-0004 or by accessing the SEC’s website at www.sec.gov or by accessing the Funds’ website at www.aamlive.com.

FREQUENCY DISTRIBUTION OF PREMIUMS AND DISCOUNTS
(Unaudited)

Information regarding how often shares of the Funds trade on the exchange at a price about (i.e. at a premium) or below (i.e. at a discount) the NAV of the Funds are available, without charge on the Funds’ website at www.aamlive.com.

Adviser
Advisors Asset Management, Inc.
18925 Base Camp Road, Suite 203
Monument, Colorado 80132

Sub-Adviser
Vident Investment Advisory, LLC
300 Colonial Center Parkway, Suite 330
Roswell, Georgia 30076

Index Provider
S&P Opco, LLC c/o S&P Dow Jones Indices LLC
55 Water Street
New York, New York 10041

Distributor
Quasar Distributors, LLC
777 East Wisconsin Street, 6th Floor
Milwaukee, Wisconsin 53202

Custodian
U.S. Bank National Association
1555 North Rivercenter Drive, Suite 302
Milwaukee, Wisconsin 53212

Transfer Agent
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Independent Registered Public Accounting Firm
Cohen & Company, Ltd.
342 North Water Street, Suite 830
Milwaukee, Wisconsin 53202

Legal Counsel
Morgan, Lewis, & Bockius, LLP
1111 Pennsylvania Avenue, NW
Washington, DC 20004

AAM S&P 500 High Dividend Value ETF
Symbol – SPDV
CUSIP – 26922A594

AAM S&P Emerging Markets High Dividend Value ETF
Symbol – EEMD
CUSIP – 26922A586

AAM S&P Developed Markets High Dividend Value ETF
Symbol – DMDV
CUSIP – 26922A347

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President (principal executive officer) and Treasurer (principal financial officer) have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the first fiscal half-year covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable.

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant. There was no change in the registrant’s public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  ETF Series Solutions

By (Signature and Title)*    /s/Kristina R. Nelson
Kristina R. Nelson, President (principal executive officer)

Date    July 8, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/Kristina R. Nelson
Kristina R. Nelson, President (principal executive officer)

Date    July 8, 2019

By (Signature and Title)*    /s/Kristen M. Weitzel
Kristen M. Weitzel, Treasurer (principal financial officer)

Date    July 8, 2019